Transmission Rights and Programming	12 Months Ended
Dec. 31, 2021
Transmission Rights and Programming.
Transmission Rights and Programming
8.	Transmission Rights and Programming

At December 31, 2021 and 2020, transmission rights and programming consisted of:

	2021		2020
Transmission rights	Ps.	14,743,043	Ps.	9,695,030
Programming		5,689,652		4,683,980
		20,432,695		14,379,010
Non-current portion of:
Transmission rights		9,823,088		5,257,926
Programming		3,017,938		2,724,870
		12,841,026		7,982,796
Current portion of transmission rights and programming	Ps.	7,591,669	Ps.	6,396,214

Transmission rights and programming charged to consolidated cost of sales for the years ended December 31, 2021, 2020 and 2019, amounted to Ps.14,577,558, Ps.12,691,287 and Ps.14,515,285, respectively (see Note 21).